Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024
Financial assets
Short-term investments	$ 1,000	$ 1,000
Equity investments	573	573
Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	1	4
Total financial liabilities	1	4
Fair Value, Inputs, Level 1, Level 2, and Level 3
Financial assets
Money market funds	1,311	1,744
Short-term investments	1,000	1,000
Equity investments	548	466
Convertible loans receivable	33	32
Foreign currency forward contracts	3	4
Total financial assets	2,895	3,246
Level 1
Financial assets
Money market funds	1,311	1,744
Short-term investments	1,000	1,000
Equity investments	82	0
Convertible loans receivable	0	0
Foreign currency forward contracts	0	0
Total financial assets	2,393	2,744
Level 1 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	0	0
Level 2
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	3	4
Total financial assets	3	4
Level 2 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	1	4
Total financial liabilities	1	4
Level 3
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	466	466
Convertible loans receivable	33	32
Foreign currency forward contracts	0	0
Total financial assets	499	498
Level 3 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	$ 0	$ 0